Prepayments and other current assets	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets
Prepayments and other current assets
7.	Prepayments and other current assets

Prepayments and other current assets, net, consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Prepayment to suppliers	3	325
Advances to employee	—	50
Deposits	—	29
Total prepayments and other current assets	3	404

For the years ended December 31, 2023, 2024 and 2025, no allowance for credit losses of prepayments and other current assets was recorded.